NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis (Details) - USD ($)	6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 29, 2023	Dec. 31, 2020
Derivative liabilities	$ 173,069		$ 102,011	$ 92,527		$ 102,011	$ 102,011	$ 7,202
Change in fair value on derivative liability	71,058	$ 141,839	9,484	85,325
Fair Value, Inputs, Level 3
Derivative liabilities	173,069		$ 102,011	$ 92,527		102,011		$ 7,202
Change in fair value on derivative liability	$ 173,069				$ 102,011	$ 92,527